Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Earnings (Loss) Per Share [Abstract]
Net income (loss) attributable to Company shareholders (in Dollars)	$ 1,766,870	$ (198,869)	$ 2,997,488
Weighted average common shares	2,218,116	2,218,116	2,254,345
Weighted average - treasury shares			(23,933)
Weighted average - common shares outstanding	2,218,116	2,218,116	2,230,412
Basic earnings (loss) per share (in Dollars per share)	$ 0.8	$ (0.09)	$ 1.34
Diluted earnings (loss) per share (in Dollars per share)	$ 0.8	$ (0.09)	$ 1.34